Combined Consolidated Statements of Operations - FP Land LLC (FP Land LLC, predecessor business, USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
FP Land LLC, predecessor business
OPERATING REVENUES:
Rental income	$ 635,854	$ 562,999
Tenant reimbursements	49,797
Total operating revenues	685,651	562,999
OPERATING EXPENSES
Depreciation	39,895	34,730
Property taxes	49,797	14,493
Professional fees	105,556
Other operating expenses	21,239	7,875
Total operating expenses	216,487	57,098
OPERATING INCOME	469,164	505,901
OTHER EXPENSE:
Interest expense	(334,574)	(328,259)
Total other expense	(334,574)	(328,259)
NET INCOME	$ 134,590	$ 177,642